JPMorgan Short Duration Core Plus Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
BLOOMBERG 1-5 YEAR GOVERNMENT/CREDIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.11%	1.56%	2.17%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.01%	2.46%	3.91%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.14%	1.12%	2.49%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.12%	1.29%	2.38%